Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ .001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	34,574,706	34,574,706	6,580,000
Common stock, outstanding	34,574,706	34,574,706	6,580,000